KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2023
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

11. KEY MANAGEMENT COMPENSATION

The Company’s key management include its directors and officers.  The remuneration of key management was as follows:

For the year ended December 31,	2023	2022
	$	$
Salaries and director fees	1,712,067	2,284,846
Share-based payments	1,417,844	2,309,506

KEY MANAGEMENT COMPENSATION	3,129,911	4,594,352

Share-based payments represent the fair value on grant date of stock options, RSUs and DSUs previously granted to directors and officers during the periods presented above. Salaries and share-based payments for certain officers are capitalized in exploration and evaluation assets and the balance is recognized in the statement of loss and comprehensive loss.